UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2009

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Money Market Fund

Semiannual Report
9.30.09

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2009, with the same investment held until September 30, 2009.

	Account value	Ending value	Expenses paid during
	on 4-1-09	on 9-30-09	period ended 9-30-09[1]

Class A	$1,000.00	$1,000.10	$3.61

Class B	1,000.00	1,000.00	3.76

Class C	1,000.00	1,000.10	3.61

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

6	Money Market Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2009, with the same investment held until September 30, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 4-1-09	on 9-30-09	period ended 9-30-09[1]

Class A	$1,000.00	$1,021.50	$3.65

Class B	1,000.00	1,021.30	3.80

Class C	1,000.00	1,021.50	3.65

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.72%, 0.76% and 0.71% for Class A, Class B and Class C shares respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Fund proxy expenses have been excluded from the expenses shown above.

Semiannual report | Money Market Fund	7

Portfolio summary

Maturity diversification

Maturity (days)	As a percentage of net assets on 9-30-09

0 – 30*	46%

31 – 60	22%

61 – 90	22%

over 90	10%

* Includes 11% of securities maturing within seven days.

Average maturity: 63 days
Average quality: A1

1 As a percentage of net assets on September 30, 2009.

8	Money Market Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 9-30-09 (unaudited)

		Maturity
	Yield*	date	Par value	Value

Asset Backed Securities 3.98%				$16,256,242

(Cost $16,256,242)

Asset Backed Securities 3.98%				16,256,242

Bank of America Auto Trust,
Series 2009-1A, Class A1 (S)	0.668%	07-15-10	$2,294,973	2,294,973

BMW Vehicle Lease Trust,
Series 2009-01	0.792	01-15-10	1,749,251	1,749,251

Honda Auto Receivables Owner Trust,
Series 2009-3, Class A1	0.754	07-15-10	4,660,802	4,660,802

John Deere Owner Trust,
Series 2009-A	1.132	07-02-10	1,264,802	1,264,802

Nissan Auto Lease Trust,
Series 2009-A	1.043	06-15-10	1,286,414	1,286,414

Nissan Auto Lease Trust,
Series 2009-B, Class A1	0.410	09-15-10	5,000,000	5,000,000

		Maturity
	Yield*	date	Par value	Value

Commercial Paper 33.60%				$137,149,134

(Cost $137,149,134)

Asset Backed — Finance 11.57%				47,198,651

CAFCO, LLC	0.270%	10-21-09	$5,000,000	4,999,250

CAFCO, LLC	0.220	10-13-09	2,000,000	1,999,853

CAFCO, LLC	0.200	10-28-09	5,000,000	4,999,250

Govco, LLC	0.250	11-24-09	6,068,000	6,065,725

Govco, LLC	0.220	11-25-09	5,000,000	4,998,319

Old Line Funding, LLC	0.170	10-19-09	5,000,000	4,999,575

Park Avenue Receivables Corp.	0.190	10-14-09	6,500,000	6,499,554

Ranger Funding Co., LLC	0.200	10-07-09	6,000,000	5,999,800

Ranger Funding Co., LLC	0.180	10-15-09	2,615,000	2,614,817

Yorktown Capital, LLC	0.200	10-23-09	4,023,000	4,022,508

Asset Backed — Loan Receivables 2.28%				9,299,308

Falcon Asset Securitization Co., LLC	0.180	10-23-09	2,200,000	2,199,758

Jupiter Securitization Co., LLC	0.190	10-13-09	7,100,000	7,099,550

Banks — Foreign 8.62%				35,198,361

BNP Paribas Canada	0.120	10-07-09	6,200,000	6,199,876

BNP Paribas Finance, Inc.	0.300	10-20-09	4,000,000	3,999,367

BNP Paribas Finance, Inc.	0.150	10-02-09	7,000,000	6,999,971

Societe Generale North America, Inc.	0.190	10-16-09	5,000,000	4,999,622

See notes to financial statements

Semiannual report | Money Market Fund	9

F I N A N C I A L  S T A T E M E N T S

		Maturity
	Yield*	date	Par value	Value
Banks — Foreign (continued)

Societe Generale North America, Inc.	0.190%	10-19-09	$5,000,000	$4,999,525

Societe Generale North America, Inc.	0.100	10-01-09	8,000,000	8,000,000

Finance — Auto Loans 5.02%				20,498,717

BMW US Capital, LLC	0.300	10-05-09	7,000,000	6,999,767

BMW US Capital, LLC	0.300	10-06-09	2,000,000	1,999,917

BMW US Capital, LLC	0.300	10-09-09	7,500,000	7,499,500

BMW US Capital, LLC	0.300	10-15-09	4,000,000	3,999,533

Food 1.96%				8,000,000

Nestle SA	0.030	10-01-09	8,000,000	8,000,000

Pharmaceuticals 2.93%				11,954,319

Pfizer, Inc.	0.800	07-14-10	5,000,000	4,968,222

Pfizer, Inc.	0.550	02-08-10	7,000,000	6,986,097

Telecommunications 1.22%				4,999,778

Verizon Communications, Inc.,	0.200	10-09-09	5,000,000	4,999,778

		Maturity
	Yield*	date	Par value	Value

Corporate Interest-Bearing Obligations 61.28%				$250,085,692

(Cost $250,085,692)

Banks — U.S. 14.53%				59,286,109

Bank of America Corp. (C)	0.791%	04-30-12	$10,000,000	10,000,000

Bank of America Corp.	0.590	11-06-09	2,400,000	2,400,328

Bank of America Corp. (C)	0.489	06-22-12	4,000,000	4,000,000

Bank of America Corp. (C)	0.329	09-13-10	6,000,000	6,000,000

Bank of New York Mellon	0.595	10-14-09	10,280,000	10,280,461

Citibank NA, (C)	0.498	05-07-12	4,000,000	4,000,000

Deutsche Bank New York	0.940	02-16-10	2,000,000	2,004,666

Huntington National Bank (C)	0.760	06-01-12	7,000,000	7,000,000

Union Bank NA (C)	0.495	03-16-12	2,000,000	2,000,000

Wachovia Corp.	0.410	12-01-09	11,600,000	11,600,654

Chemicals 2.62%				10,673,862

E.I. Du Pont de Nemours & Co.	6.875	10-15-09	6,070,000	6,086,533

E.I. Du Pont de Nemours & Co.	4.125	04-30-10	4,500,000	4,587,329

Diversified Financial Services 6.03%				24,624,344

General Electric Capital Corp.	3.750	12-15-09	5,800,000	5,840,151

General Electric Capital Corp.	0.533	10-26-09	5,000,000	5,000,000

General Electric Capital Corp. (C)	0.499	03-12-12	5,000,000	5,000,000

General Electric Capital Corp.	0.419	12-15-09	3,805,000	3,803,837

General Electric Capital Corp. (C)	0.378	03-11-11	2,000,000	2,000,000

General Electric Capital Corp.	0.329	03-12-10	3,000,000	2,980,356

Finance — Auto Loans 0.87%				3,551,131

American Honda Finance Corp. (S)	0.514	02-09-10	1,058,000	1,053,876

Toyota Motor Credit Corp.	0.345	06-06-10	2,500,000	2,497,255

Finance — Consumer Loans 1.86%				7,601,222

John Deere Capital Corp.	0.803	10-16-09	7,600,000	7,601,222

See notes to financial statements

10	Money Market Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

		Maturity
	Yield*	date	Par value	Value
Health Care Supplies 2.21%				$9,005,895

Procter & Gamble International Funding	0.714%	02-08-10	$6,000,000	6,005,895

Procter & Gamble International Funding	0.478	05-07-10	3,000,000	3,000,000

Investment Banking & Brokerage 25.70%				104,906,039

Bear Stearns Cos., LLC	0.496	02-23-10	9,500,000	9,500,810

Citigroup Funding, Inc. (C)	0.729	07-12-12	5,000,000	5,000,000

Citigroup Funding, Inc. (C)	0.591	07-30-10	9,000,000	9,001,892

Citigroup Funding, Inc. (C)	0.582	03-30-12	2,000,000	2,000,000

Credit Suisse USA, Inc.	0.749	01-15-10	2,875,000	2,877,307

Goldman Sachs Group, Inc. (C)	0.714	11-09-11	9,000,000	9,022,246

Goldman Sachs Group, Inc.	0.547	03-02-10	4,000,000	3,977,179

Goldman Sachs Group, Inc.	0.520	11-16-09	8,900,000	8,901,073

Goldman Sachs Group, Inc. (C)	0.499	03-15-12	3,000,000	3,000,000

Goldman Sachs Group, Inc.	0.369	12-23-09	8,600,000	8,597,805

JPMorgan Chase & Co.	1.005	01-22-10	4,000,000	4,005,240

JPMorgan Chase & Co.	0.781	11-19-09	8,000,000	8,003,715

JPMorgan Chase & Co. (C)	0.533	12-26-12	5,000,000	5,000,000

JPMorgan Chase & Co. (C)	0.529	06-15-12	8,000,000	8,018,772

JPMorgan Chase & Co. (C)	0.486	02-23-11	3,000,000	3,000,000

Morgan Stanley (C)	0.744	02-10-12	7,000,000	7,000,000

Morgan Stanley (C)	0.641	06-20-12	5,000,000	5,000,000

Morgan Stanley (C)	0.499	03-13-12	3,000,000	3,000,000

Machinery — Construction & Mining 2.95%				12,021,934

Caterpillar Financial Services Corp.	4.150	01-15-10	2,000,000	2,017,968

Caterpillar Financial Services Corp.	0.914	02-08-10	2,000,000	2,003,554

Caterpillar Financial Services Corp.	0.587	10-09-09	8,000,000	8,000,412

Retail 0.75%				3,079,629

Wal-Mart Stores, Inc.	4.125	07-01-10	3,000,000	3,079,629

Telecommunications 3.00%				12,253,682

AT&T, Inc.	0.571	02-05-10	10,000,000	12,253,682

Telephone Integrated 0.76%				3,081,845

Bellsouth Capital Funding	7.750	02-15-10	3,000,000	3,081,845

	Interest	Maturity
	rate	date	Par value	Value

U.S. Government Agency 2.45%				$10,000,000

(Cost $10,000,000)

U.S. Government Agency 2.45%				10,000,000

Federal Home Loan Bank	0.650%	07-28-10	$10,000,000	10,000,000

Total investments (Cost $413,491,068)† 101.31%				$413,491,068

Other assets and liabilities, net (1.31%)				($5,351,299)

Total net assets 100.00%				$408,139,769

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

See notes to financial statements

Semiannual report | Money Market Fund	11

F I N A N C I A L  S T A T E M E N T S

* Yield represents either the annualized yield at the date of purchase, or the stated coupon rate or, for floating rate securities, the rate at period end.

(C) These securities were issued under the Temporary Liquidity Gurantee Program and are insured by Federal Deposit Insurance Corporation. These securities amounted to $99,042,910, or 24.27% of net assets of the Fund, as of September 30, 2009.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At September 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $413,491,068.

See notes to financial statements

12	Money Market Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 9-30-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value per share.

Assets

Investments, at value (Cost $413,491,068)	$413,491,068
Cash	11,810
Receivable for fund shares sold	16,642
Interest receivable	585,842
Receivable due from adviser	84,066
Prepaid Trustee expenses	18,556
Other receivables and prepaid assets	61,849

Total assets	414,269,833

Liabilities

Payable for investments purchased	5,603,596
Payable for fund shares repurchased	276,641
Distributions payable	7,824
Payable to affiliates
Accounting and legal services fees	15,018
Transfer agent fees	149,220
Other liabilities and accrued expenses	77,765

Total liabilities	6,130,064

Net assets

Capital paid-in	$408,175,923
Accumulated distributions in excess of net investment income	(34,916)
Accumulated net realized loss on investments	(1,238)

Net assets	$408,139,769

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value.
Class A ($349,393,235 ÷ 349,538,810 shares)	$1.00
Class B ($31,495,921 ÷ 31,520,387 shares)[1]	$1.00
Class C ($27,250,613 ÷ 27,255,887 shares)[1]	$1.00

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Semiannual report | Money Market Fund	13

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 9-30-09 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$1,800,457

Total investment income	1,800,457

Expenses

Investment management fees (Note 4)	1,114,735
Distribution and service fees (Note 4)	825,578
Transfer agent fees (Note 4)	580,922
Accounting and legal services fees (Note 4)	47,959
Trustees’ fees (Note 5)	21,810
State registration fees	37,250
Printing and postage fees	44,705
Professional fees	132,400
Custodian fees	78,966
Registration and filing fees	8,950
Proxy fees	133,668
Treasury guarantee program fee (Note 7)	81,348
Other	8,994

Total expenses	3,117,285
Less expense reductions (Note 4)	(1,373,630)

Net expenses	1,743,655

Net investment income	56,802

Increase in net assets from operations	56,802

1 Semiannual period from 4-1-09 to 9-30-09.

See notes to financial statements

14	Money Market Fund | Semiannual report

F I N A N C I A L S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period
	ended	Year
	9-30-09	ended
	(Unaudited)[1]	3-31-09

Increase (decrease) in net assets

From operations
Net investment income	56,802	$3,922,242

Increase in net assets resulting from operations	56,802	3,922,242

Distributions to shareholders
From net investment income
Class A	(51,653)	(3,635,004)
Class B	—	(182,836)
Class C	(5,149)	(150,806)

From Fund share transactions (Note 6)	(78,004,602)	103,358,651

Total increase (decrease)	(78,004,602)	103,312,247

Net assets

Beginning of period	486,144,371	382,832,124

End of period	$408,139,769	$486,144,371

Accumulated distributions in excess of net investment income	($34,916)	($34,916)

1 Semiannual period from 4-1-09 to 9-30-09.

See notes to financial statements

Semiannual report | Money Market Fund	15

F I N A N C I A L S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	9-30-09[1]	3-31-09	3-31-08	3-31-07	3-31-06	3-31-05[2]

Per share operating performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income[3]	—[4]	0.01	0.04	0.04	0.03	0.01
Less distributions
From net investment income	—[4]	(0.01)	(0.04)	(0.04)	(0.03)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)[5,6]	0.01[7]	1.16	4.24	4.45	2.92	0.86

Ratios and supplemental data

Net assets, end of period (in millions)	$349	$396	$317	$195	$185	$224
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25[8]	1.10	1.01	1.09	1.11	1.09
Expenses net of all fee waivers and credits	0.77[8]	0.89	0.81	0.88	0.91	0.88
Expenses net of all fee waivers	0.77[8]	0.89	0.81	0.88	0.91	0.88
Net investment income	0.03[9]	1.05	4.08	4.37	2.85	0.83

1 Semiannual period from 4-1-09 to 9-30-09. Unaudited.

2 Audited by previous independent registered public accounting firm.

3 Based on the average daily shares outstanding.

4 Less than $0.005 per share.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

9 Annualized.

CLASS B SHARES Period ended	9-30-09[1]	3-31-09	3-31-08	3-31-07	3-31-06	3-31-05[2]

Per share operating performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income[3]	—	—[4]	0.03	0.04	0.02	—[4]
Less distributions
From net investment income	—	—[4]	(0.03)	(0.04)	(0.02)	—[4]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)[5,6]	0.00[7]	0.56	3.36	3.57	2.05	0.50

Ratios and supplemental data

Net assets, end of period (in millions)	$31	$43	$34	$28	$36	$63
Ratios (as a percentage of average net assets):
Expenses before reductions	2.00[8]	1.85	1.77	1.83	1.86	1.85
Expenses net of fee waivers	0.81[8]	1.45	1.67	1.73	1.76	1.20
Expenses net of all fee waivers and credits	0.81[8]	1.45	1.66	1.73	1.76	1.20
Net investment income (loss)	0.00[9]	0.48	3.29	3.52	1.94	0.46

1 Semiannual period from 4-1-09 to 9-30-09. Unaudited.

2 Audited by previous independent registered public accounting firm.

3 Based on the average daily shares outstanding.

4 Less than $0.005 per share.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

9 Annualized.

See notes to financial statements

16	Money Market Fund | Semiannual report

F I N A N C I A L S T A T E M E N T S

CLASS C SHARES Period ended	9-30-09[1]	3-31-09	3-31-08	3-31-07	3-31-06	3-31-05[2]

Per share operating performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income[3]	—[4]	—[4]	0.03	0.04	0.02	—[4]
Less distributions
From net investment income	—[4]	—[4]	(0.03)	(0.04)	(0.02)	—[4]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)[5,6]	0.01[7]	0.56	3.35	3.57	2.04	0.50

Ratios and supplemental data

Net assets, end of period (in millions)	$27	$47	$31	$8	$4	$13
Ratios (as a percentage of average net assets):
Expenses before reductions	2.00[8]	1.86	1.76	1.83	1.85	1.84
Expenses net of fee waivers	0.78[8]	1.44	1.66	1.73	1.75	1.19
Expenses net of all fee waivers and credits	0.78[8]	1.44	1.66	1.73	1.75	1.19
Net investment income	0.03[9]	0.41	3.10	3.54	1.86	0.46

1 Semiannual period from 4-1-09 to 9-30-09. Unaudited.

2 Audited by previous independent registered public accounting firm.

3 Based on the average daily shares outstanding.

4 Less than $0.005 per share.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment and does not reflect the effect of sales charges.

7 Not annualized.

8 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

9 Annualized.

See notes to financial statements

Semiannual report | Money Market Fund	17

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Money Market Fund (the Fund) is a diversified series of John Hancock Current Interest (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek the maximum current income that is consistent with maintaining liquidity and preserving capital. The Fund intends to maintain a stable $1.00 per share price.

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase. Effective March 31, 2009, Class B and Class C shares are closed to new investors.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end and through the date that the financial statements were issued, November 23, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

Securities in the Fund’s portfolio are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange traded prices in active markets for identical securities.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the

18	Money Market Fund | Semiannual report

Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All investments as listed in the Portfolio of Investments at September 30, 2009 are Level 2 under the hierarchy discussed above.

Security transactions and related
investment income

Investment transactions are recorded as of the date of purchase, sale or maturity. Interest income is accrued as earned. Discounts/ premiums are accreted/amortized for financial reporting purposes. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures. Interest income on certain portfolio securities such as negotiable bank certificates of deposit and interest bearing notes is accrued daily and included in interest receivable. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, transfer agent fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables them to participate in a $150 million unsecured committed line of credit with State Street Corporation (the Custodian). The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. Prior to February 19, 2009, the commitment fee was 0.05% per annum. For the period ended September 30, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien and security interest in any Fund property, that is not segregated, to the maximum extent permitted by law, to the extent of any overdraft.

Semiannual report | Money Market Fund	19

Federal income taxes

The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $1,238 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, it will reduce the amount of capital gain distribution to be paid. The loss carryforwards expire as follows: March 31, 2012 — $1,191 and March 31, 2015 — $47.

As of September 30, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s federal tax returns filed in the 3-year period ended March 31, 2009 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income generally is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended March 31, 2009, the tax character of distributions paid was as follows: ordinary income — $3,968,646. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 4
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $500,000,000 of the Fund’s average daily net asset value, (b) 0.425% of the next $250,000,000, (c) 0.375% of the next $250,000,000, (d) 0.35% of the next $500,000,000, (e) 0.325% of the next $500,000,000, (f) 0.30% of the next $500,000,000 and (g) 0.275% of the Fund’s average daily net asset value in excess of $2,500,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an affiliate of the Adviser. The Fund is not responsible for payment of subadvisory fees.

The Adviser has contractually agreed to limit the Fund’s management fee to 0.40% of the Fund’s average daily net asset value, at least until July 31, 2010. Accordingly, the expense reductions related to management fee limitations amounted to $222,950 for the period ended September 30, 2009. In addition, the Adviser has voluntarily agreed to reimburse advisory fees to support a minimum yield in the amount of $330,848 for the period ended September 30, 2009. The effective rate of the management fee, including the expense limitation, was 0.25% of the Fund’s average daily net asset value for the period ended September 30, 2009.

20	Money Market Fund | Semiannual report

The Fund administration fees incurred for the period ended September 30, 2009, were equivalent to an annual effective rate of 0.02% of the Fund’s average daily net assets.

The Fund has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C shares, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes payments to the Distributor at an annual rate not to exceed 0.25%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C shares, respectively. The Distributor contractually agreed to limit the distribution and service (12b-1) fees on Class A shares to 0.15% of Class A shares’ average daily net asset value, until July 31, 2010. In addition, the Distributor has voluntarily agreed to waive and/or reimburse certain distribution and service fees for the period ended September 30, 2009. Accordingly, the expense reductions related to reduction in the 12b-1 fee amounted to $468,001, $179,816 and $172,015 for Class A, Class B and Class C shares, respectively, for the period ended September 30, 2009. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. Effective March 31, 2009, sales charges for Class A, Class B and Class C shares were suspended voluntarily.

Class A contingent deferred sales charge (CDSC) may be charged for certain transfers between the Fund and affiliate John Hancock Funds. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended September 30, 2009, CDSCs received by JH Funds amounted to $3,458 for Class A shares, $70,586 for Class B shares and $14,777 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.01% for Classes A, B and C shares based on each class’s average daily net assets.

• The Fund pays Signature Services a monthly fee which is based on an annual rate of $17.50 per shareholder accounts for all classes.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

The Fund may receive earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended September 30, 2009, the Fund did not receive earning credits.

Class level expenses for the period ended
September 30, 2009, were as follows:

	Distribution	Transfer
Share class	and service fees	agent fees

Class A	$467,974	$487,634
Class B	185,610	48,457
Class C	171,994	44,831
Total	$825,578	$580,922

Note 5
Trustees’ fees

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the

Semiannual report | Money Market Fund	21

John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock Funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the period ended September 30, 2009, and year ended March 31, 2009, along with the corresponding dollar value.

	Period ended 9-30-09[1]		Year ended 3-31-09

	Shares	Amount	Shares	Amount
Class A shares

Sold	99,645,806	$99,645,806	431,073,623	$431,073,623
Distributions reinvested	49,059	49,059	3,382,398	3,382,398
Repurchased	(146,298,101)	(146,298,101)	(355,570,554)	(355,570,554)
Net increase (decrease)	(46,603,236)	($46,603,236)	78,885,467	$78,885,467

Class B shares

Sold	4,570,994	$4,570,994	44,008,600	$44,008,600
Distributions reinvested	—	—	165,206	165,206
Repurchased	(16,153,575)	(16,153,575)	(35,515,180)	(35,515,180)
Net increase (decrease)	(11,582,581)	($11,582,581)	8,658,626	$8,658,626

Class C shares

Sold	8,139,219	$8,139,219	100,074,666	$100,074,666
Distributions reinvested	4,481	4,481	130,158	130,158
Repurchased	(27,962,485)	(27,962,485)	(84,390,266)	(84,390,266)
Net increase (decrease)	(19,818,785)	($19,818,785)	15,814,558	$15,814,558

Net increase (decrease)	(78,004,602)	($78,004,602)	103,358,651	$103,358,651

1 Semiannual period from 4-1-09 to 9-30-09. Unaudited.

Note 7
U.S. Department of Treasury
Temporary Guarantee Program for
money market funds

The Trustees approved the participation of the Fund in the U.S. Department of Treasury (the Treasury) Temporary Guarantee Program for Money Market Funds (the Program), under which the Treasury guaranteed that shareholders of the Fund would receive $1.00 for each share of the Fund held by them as of the close of business on September 19, 2008, in the event that the Fund liquidates and the per share value at the time of liquidation is less than $1.00 (a Guarantee Event). Recovery under the Program was subject to certain conditions and limitations, including the following:

• For investors who held shares of the Fund on September 19, 2008, the Program provided a guarantee for the lesser of: (a) the number of shares owned by the shareholder at the close of September 19 2008; or (b) the number of shares owned by the shareholder on the date of a Guarantee Event.

• The guarantee was not available to investors who were not Fund shareholders on September 19, 2008. In addition, this guarantee was not available to investors who were Fund shareholders on September 19, 2008

22	Money Market Fund | Semiannual report

but who sold all their Fund shares prior to the date of a Guarantee Event.

• The total amount of coverage available for all participants in the Program was limited to the amount of funds available under the Federal Exchange Stabilization Fund at the time of a Guarantee Event (approximately $50 billion).

• In order to recover, a Guarantee Event must have occured during the term of the Program. Recovery under the Program required the Fund to liquidate.

The Program, originally scheduled to terminate on December 18, 2008, was initially extended until April 30, 2009. However, the Treasury announced on March 31, 2009 that the Program was again extended through September 18, 2009. Participation in the Program required a payment to the U.S. Treasury in the amount of 0.04% (including the extensions) of the net asset value of the Fund as of September 19, 2008. The Board of Trustees approved continued participation in the program until September 18, 2009. The cost of participating in the Program and the extensions was borne by the Fund, and was not subject to any expense limitation or reimbursement agreement.

The U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds (the Program) expired on September 18, 2009 and will not be further extended.

Semiannual report | Money Market Fund	23

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Money
Market Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Current Interest (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of existing advisory and sub-advisory agreements. At meetings held on May 6–7 and June 8–9, 2009, the Board considered the renewal of:

(i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and

(ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Money Market Fund (the Fund).

The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements. The Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund. The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance department. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2008. The Board also considered these results in comparison to the performance of a category of relevant funds (the Category), a peer group of comparable funds (the Peer Group) and a benchmark index. The funds within each Category and Peer Group were

24	Money Market Fund | Semiannual report

selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. The Board reviewed the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information at its May and June 2009 meetings. Performance and other information may be quite different as of the date of this shareholders report.

The Board noted that the Fund’s performance for the 3-, 5- and 10-year period was lower than its benchmark index, the US Treasury T-Bill Auction Ave. — 3 Month Index, as was the Peer Group and Category medians. The Board noted that the Fund’s performance was higher than the performance of its benchmark for the 1-year period. The Board also noted that the Fund’s performance was lower than the Category median for the 10-year period, but inline with the Category median for the 1-, 3- and 5-year periods. The Board also noted that the Fund’s performance was lower than the performance of the Peer Group median for the 1-, 5- and 10-year periods, and inline with the performance of the Peer Group median for the 3-year period.

Investment advisory fee and subadvisory
fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Category and Peer Group. The Board noted that the Advisory Agreement Rate was higher than the Category and Peer Group median rates. The Board viewed favorably the Adviser’s contractual agreement to limit the Advisory Agreement Rate to 0.40% for at least another year.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Net Expense Ratio was inline with the Peer Group median and was not appreciably higher than the Category median. The Board also noted that the Fund’s Gross Expense Ratio was higher than the Category and Peer Group medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expense results supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with

Semiannual report | Money Market Fund	25

respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s and Subadviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

26	Money Market Fund | Semiannual report

Special Shareholder Meeting (Unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock Current Interest and its series, John Hancock Money Market Fund, was held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on:

Proposal 1: Election of eleven Trustees as members of the Board of Trustees of John Hancock Current Interest (the “Trust”).

PROPOSAL 1 PASSED FOR ALL TRUSTEES ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of the Trust:

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	267,204,870.8023	57.868%	94.715%
Withhold	14,910,876.3277	3.229%	5.285%
TOTAL	282,115,747.1300	61.097%	100.000%

John G. Vrysen
Affirmative	267,917,644.7062	58.022%	94.967%
Withhold	14,198,102.4238	3.075%	5.033%
TOTAL	282,115,747.1300	61.097%	100.000%

James F. Carlin
Affirmative	261,670,989.5460	56.669%	92.753%
Withhold	20,444,757.5840	4.428%	7.247%
TOTAL	282,115,747.1300	61.097%	100.000%

William H. Cunningham
Affirmative	267,980,751.8962	58.036%	94.990%
Withhold	14,134,995.2338	3.061%	5.010%
TOTAL	282,115,747.1300	61.097%	100.000%

Deborah Jackson
Affirmative	266,884,407.7241	57.798%	94.601%
Withhold	15,231,339.4059	3.299%	5.399%
TOTAL	282,115,747.1300	61.097%	100.000%

Charles L. Ladner
Affirmative	263,099,221.9629	56.979%	93.259%
Withhold	19,016,525.1671	4.118%	6.741%
TOTAL	282,115,747.1300	61.097%	100.000%

Stanley Martin
Affirmative	267,227,799.0241	57.873%	94.723%
Withhold	14,887,948.1059	3.224%	5.277%
TOTAL	282,115,747.1300	61.097%	100.000%

Patti McGill Peterson
Affirmative	267,810,175.6467	57.999%	94.929%
Withhold	14,305,571.4833	3.098%	5.071%
TOTAL	282,115,747.1300	61.097%	100.000%

Semiannual report | Money Market Fund	27

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

John A. Moore
Affirmative	261,549,973.2450	56.643%	92.710%
Withhold	20,565,773.8850	4.454%	7.290%
TOTAL	282,115,747.1300	61.097%	100.000%

Steven R. Pruchansky
Affirmative	266,162,606.8354	57.642%	94.345%
Withhold	15,953,140.2946	3.455%	5.655%
TOTAL	282,115,747.1300	61.097%	100.000%

Gregory A. Russo
Affirmative	267,919,873.4567	58.023%	94.968%
Withhold	14,195,873.6733	3.074%	5.032%
TOTAL	282,115,747.1300	61.097%	100.000%

Proposal 6: Revision to the Trust’s merger approval requirements

PROPOSAL 6 PASSED ON APRIL 16, 2009.

6. Revision to merger approval requirements for the Trust.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	208,035,042.4598	45.053%	73.741%
Against	17,813,496.7927	3.858%	6.314%
Abstain	11,834,614.8775	2.563%	4.195%
Broker Non-Votes	44,432,593.0000	9.623%	5.750%
TOTAL	282,115,747.1300	61.097%	100.000%

On May 5, 2009, an adjourned session of a Special Meeting of the Shareholders of John Hancock Current Interest and its series, John Hancock Money Market Fund, was held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on:

Proposal 2: Approval of a new form of Advisory Agreement between the Trust and John Hancock Advisers, LLC.

PROPOSAL 2 PASSED ON MAY 5, 2009.

2. Approval of a new form of Advisory Agreement between the Trust and John Hancock Advisers, LLC.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	210,430,748.8041	45.572%	74.590%
Against	15,132,043.9223	3.277%	5.364%
Abstain	12,120,362.4036	2.625%	4.296%
Broker Non-Votes	44,432,592.0000	9.623%	15.750%
TOTAL	282,115,747.1300	61.097%	100.000%

28	Money Market Fund | Semiannual report

Proposal 3: Approval of the following changes to the Fund’s fundamental investment restrictions:

PROPOSALS 3A-3K PASSED ON MAY 5, 2009.

3. Approval of the following changes to fundamental investment restrictions:

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3A. Revise: Concentration

Affirmative	213,151,233.7501	46.162%	75.554%
Against	10,792,995.4100	2.337%	3.826%
Abstain	13,738,925.9699	2.975%	4.870%
Broker Non-Votes	44,432,592.0000	9.623%	15.750%
TOTAL	282,115,747.1300	61.097%	100.000%

3B. Revise: Diversification

Affirmative	214,067,957.2367	46.360%	75.880%
Against	11,373,391.2726	2.463%	4.031%
Abstain	12,241,809.6207	2.651%	4.339%
Broker Non-Votes	44,432,589.0000	9.623%	15.750%
TOTAL	282,115,747.1300	61.097%	100.000%

3C. Revise: Underwriting

Affirmative	208,310,897.8396	45.113%	73.839%
Against	16,675,672.8151	3.611%	5.911%
Abstain	12,696,585.4753	2.750%	4.500%
Broker Non-Votes	44,432,591.0000	9.623%	15.750%
TOTAL	282,115,747.1300	61.097%	100.000%

3D. Revise: Real Estate

Affirmative	211,584,924.8074	45.822%	74.999%
Against	13,231,317.0630	2.865%	4.690%
Abstain	12,866,913.2596	2.787%	4.561%
Broker Non-Votes	4,432,592.0000	9.623%	15.750%
TOTAL	282,115,747.1300	61.097%	100.000%

3E. Revise: Loans

Affirmative	204,385,398.5373	44.263%	72.447%
Against	18,211,355.0740	3.944%	6.455%
Abstain	15,086,399.5187	3.267%	5.348%
Broker Non-Votes	4,432,594.0000	9.623%	15.750%
TOTAL	282,115,747.1300	61.097%	100.000%

3F. Revise: Senior Securities

Affirmative	207,135,062.8514	44.858%	73.421%
Against	17,802,926.8608	3.856%	6.311%
Abstain	12,745,165.4178	2.760%	4.518%
Broker Non-Votes	44,432,592.0000	9.623%	15.750%
TOTAL	282,115,747.1300	61.097%	100.000%

Semiannual report | Money Market Fund	29

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3G. Eliminate: Oil, Gas & Mineral Programs

Affirmative	205,969,401.3669	44.606%	73.008%
Against	18,668,998.3459	4.043%	6.618%
Abstain	13,044,759.4172	2.825%	4.624%
Broker Non-Votes	44,432,588.0000	9.623%	15.750%
TOTAL	282,115,747.1300	61.097%	100.000%

3H. Eliminate: Investment to Exercise Control

Affirmative	208,344,122.3683	45.120%	73.850%
Against	15,445,377.5789	3.345%	5.475%
Abstain	13,893,655.1828	3.009%	4.925%
Broker Non-Votes	44,432,592.0000	9.623%	15.750%
TOTAL	282,115,747.1300	61.097%	100.000%

3I. Eliminate: Trustee and Officer Ownership

Affirmative	205,848,128.3750	44.579%	72.966%
Against	16,902,856.4260	3.661%	5.991%
Abstain	14,932,168.3290	3.234%	5.293%
Broker Non-Votes	44,432,594.0000	9.623%	15.750%
TOTAL	282,115,747.1300	61.097%	100.000%

3J. Eliminate: Margin Investment; Short Selling

Affirmative	202,786,242.7381	43.916%	71.881%
Against	22,776,096.2289	4.933%	8.073%
Abstain	12,120,819.1630	2.625%	4.296%
Broker Non-Votes	44,432,589.0000	9.623%	15.750%
TOTAL	282,115,747.1300	61.097%	100.000%

3K. Eliminate: Restricted Securities

Affirmative	204,728,152.5790	44.337%	72.568%
Against	20,371,214.0257	4.412%	7.221%
Abstain	12,583,789.5253	2.725%	4.461%
Broker Non-Votes	4,432,591.0000	9.623%	15.750%
TOTAL	282,115,747.1300	61.097%	100.000%

Proposal 4: Approval of amendments changing Rule 12b-1 Plans for certain classes of the Fund from “reimbursement” to “compensation” plans.

PROPOSAL 4 CLASSES A AND B PASSED ON MAY 5, 2009.

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Fund from “reimbursement” to “compensation” Plans.

Class A
		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	168,488,059.4442	44.078%	75.269%
Against	13,107,490.2095	3.429%	5.856%
Abstain	9,870,604.2763	2.582%	4.410%
Broker Non-Votes	32,379,230.0000	8.471%	14.465%
TOTAL	223,845,383.9300	58.560%	100.000%

30	Money Market Fund | Semiannual report

Class B

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	21,869,431.3024	52.048%	68.710%
Against	2,085,760.1502	4.964%	6.553%
Abstain	878,851.8384	2.092%	2.761%
Broker Non-Votes	6,994,879.0000	16.648%	21.976%
TOTAL	31,828,922.2910	75.752%	100.000%

Class C

Affirmative	15,065,845.5384	40.191%	56.978%
Against	3,864,911.5965	10.311%	14.617%
Abstain	2,452,199.7741	6.542%	9.274%
Broker Non-Votes	5,058,484.0000	13.495%	19.131%
TOTAL	26,441,440.9090	70.539%	100.000%

Proposal 5: Approval of adopting a manager of manager structure.

PROPOSAL 5 PASSED ON MAY 5, 2009.

5. Approval of the Fund adopting a manager of manager structure.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	205,531,089.2346	44.511%	72.854%
Against	20,107,571.6657	4.355%	7.127%
Abstain	12,044,492.2297	2.608%	4.269%
Broker Non-Votes	4,432,594.0000	9.623%	15.750%
TOTAL	282,115,747.1300	61.097%	100.000%

Semiannual report | Money Market Fund	31

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky††
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott‡	K&L Gates LLP
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

   *Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
  †Non-Independent Trustee
  ‡Effective 9-1-09

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

32	Money Market Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available:electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Money Market Fund.	440SA 9/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	11/09

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: November 23, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: November 23, 2009